Revenue recognition and deferred costs (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregate Revenue by Major Source

The following table disaggregates our revenue by major source:

	Three months ended September 30,		Nine months ended September 30,
(Unaudited, in thousands)	2020	2019	2020	2019
Subscription solutions	$26,545	$21,021	$74,041	$60,406
Partner and services	13,190	7,243	35,184	20,677

Total revenue	$39,735	$28,264	$109,225	$81,083

The following table disaggregates our revenue by major source:

	Year ended December 31,
(in thousands)	2019	2018
Subscription solutions	$82,689	$70,484
Partner and services	29,414	21,383

Total revenue	$112,103	$91,867